Goldman Sachs Small Cap Equity Insights Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.82%	10.19%	10.57%
Performance Inception Date	Aug. 31, 2007